Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing the components of our accounts receivable as of December 31, 2024 and 2023:

	At December 31,
In thousands of U.S. dollars	2024	2023
Scorpio MR Pool Limited	$72,794	$118,717
Scorpio LR2 Pool Limited	53,046	75,252
Scorpio Handymax Tanker Pool Limited	6,919	3,532
Mercury Pool Limited	4,053	3,346
Scorpio Services Holding Limited (SSH)	474	7
Scorpio LR1 Pool Limited	—	494
Receivables from the related parties	137,286	201,348

Spot voyage and time charter receivables	9,968	557
Insurance receivables	2,650	1,595
Other receivables	279	—
	$150,183	$203,500